Victory Trivalent International Small-Cap Fund Expense Example - Victory Trivalent International Small-Cap Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 705
Expense Example, with Redemption, 3 Years	1,135
Expense Example, with Redemption, 5 Years	1,590
Expense Example, with Redemption, 10 Years	2,847
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	313
Expense Example, with Redemption, 3 Years	988
Expense Example, with Redemption, 5 Years	1,784
Expense Example, with Redemption, 10 Years	3,511
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	607
Expense Example, with Redemption, 10 Years	1,360
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	318
Expense Example, with Redemption, 5 Years	552
Expense Example, with Redemption, 10 Years	1,225
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	$ 1,340